Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2012
Managers AMG Funds - Systematic Value Fund (Prospectus Summary) | Managers AMG Funds - Systematic Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYAX
Managers AMG Funds - Systematic Value Fund (Prospectus Summary) | Managers AMG Funds - Systematic Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYSX
Systematic Mid Cap Value Fund (Prospectus Summary) | Systematic Mid Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYAMX
Systematic Mid Cap Value Fund (Prospectus Summary) | Systematic Mid Cap Value Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYCSX
Systematic Mid Cap Value Fund (Prospectus Summary) | Systematic Mid Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYIMX